Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Unused non-capital loss carry forwards	$ 8,833,000	$ 12,000,000	$ 15,300,000
Resource tax pools	$ 30,599,000	$ 26,900,000	$ 23,800,000
Statutory tax rate	27.00%	26.25%	26.00%
Effective tax rate	0.00%	0.00%	0.00%